DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DESCRIPTION OF BUSINESS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY

1 — DESCRIPTION OF BUSINESS

Marti Technologies Inc, (“Marti” or “the Company”) was established on October 26, 2018 (inception date) in Delaware, USA. The registered address of the Company is 3500 South DuPont Highway in the City of Dover, County of Kent, Delaware 19901.

Marti is a mobility provider engaged in delivering technology enabled transportation solutions via electric scooters, electric bikes, electric mopeds, and car and motorcycle based ride-hailing services for urban areas. The Company’s services are enabled by proprietary software systems and Internet of Things (“IoT”) infrastructure, and delivered across Turkiye via its mobile application.

As of June 30, 2023, the Company operates through its subsidiary Martı İleri Teknoloji Anonim Şirketi (“Martı İleri”). The Company together with its consolidated subsidiary will be referred to as the “Group” hereafter.

On July 10, 2023, Galata Acquisition Corp, an exempted company incorporated with limited liability under the laws of the Cayman Islands (“New Marti”), consummated the previously announced business combination pursuant to the business combination agreement, dated as of July 29, 2022, by and among New Marti, Galata Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of Merger Sub and the Company.

The business combination agreement provided that the parties thereto would enter into a business combination transaction pursuant to which, among other things, Merger Sub merged with and into The Company with The Company surviving the Merger as a wholly owned subsidiary of New Marti, and as a result of the merger, as of the end of the day immediately preceding the Closing date of July 10, 2023, New Marti became a U.S. corporation for U.S. federal income tax purposes in a transaction that qualifies as a “reorganization”.

The business combination was consummated on July 10, 2023. The transaction was unanimously approved by the Company’s board of directors and was approved at the special meeting of New Marti’s shareholders held on July 6, 2023. As a result of the Business Combination, The Company became a wholly owned subsidiary of New Marti. The Company was subsequently renamed Marti Technologies I Inc. and New Marti was subsequently named Martı Technologies, Inc. On July 11, 2023, the Class A Ordinary Shares and Warrants commenced trading on the NYSE American Stock Exchange, or “NYSE American”, under the symbols “MRT” and “MRTW,” respectively.

Pre-funded notes which were classified under long-term financial liabilities account as of June 30, 2023 amounting to US$ 17,000,000 became into convertible notes as of the closing date. In addition to that, the Group had net proceedings of US$ 35,500,000 from private investment in public equity (“PIPE”) financing as convertible notes at the closing date.

1 — DESCRIPTION OF BUSINESS

Marti Technologies Inc, (“Marti” or “the Company”) was established on October 26, 2018 (inception date) in Delaware, USA. The registered address of the Company is 3500 South DuPont Highway in the City of Dover, County of Kent, Delaware 19901.

Marti is a mobility provider engaged in delivering technology enabled transportation solutions via electric scooters, electric bikes and electric mopeds for urban areas. Founded on a proprietary technology platform, the Company currently offers electric moped, electric bike, and electric scooter rental services serviced by proprietary software systems and Internet of Things (“IoT”) infrastructure across Turkey via its mobile application.

As of December 31, 2022, the Company operates through its subsidiary Martı İleri Teknoloji Anonim Şirketi (“Martı İleri”). The Company together with its consolidated subsidiary will be referred to as the “Group” hereafter.

On August 1, 2022 Galata Acquisition Corp, (NYSE: GLTA) a special purpose acquisition company led by Callaway Capital with $146.6 million in trust, announced the execution of a definitive business combination agreement with Marti Technologies Inc. Marti and Galata continue to work to achieve that and upon closing of the transaction, the Company will be named Marti Technologies Inc., and Marti’s ordinary shares are expected to trade on the New York Stock Exchange under the ticker symbol “MRT”.

The combined company is hoping to receive up to approximately US$ 148.7 million held in Galata’s trust account at closing of the transaction, subject to any redemptions by existing Galata shareholders.

The business combination agreement indicates a pro forma enterprise value of approximately $549 million for the value of the Company Existing Marti shareholders will roll-over and retain 100% of their existing equity. Additionally, the parties have received commitments for US$ 53.0 million in new investments from GLTA’s sponsors and outside investors through a convertible note private investment in public equity (“PIPE”). The parties intend to raise additional capital of US$ 97.0 million post-announcement, though there is no guarantee that such funds will be able to be raised.

The transaction, which has been unanimously approved by the boards of directors of Marti and GLTA, is expected to be closed in the third quarter of 2023, subject to, among other things, completion of SEC review, approval of GLTA shareholders, and regulatory approvals.